Loss Per Share - Schedule of Earnings Per Share, Basic and Diluted (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to Burning Rock Biotech Limited's shareholders	¥ (796,697)	$ (125,021)	¥ (407,235)	¥ (169,156)
Accretion of convertible preferred shares	0	0	64,688	165,011
Net loss attributable to ordinary shareholders	¥ (796,697)	$ (125,021)	¥ (471,923)	¥ (334,167)
Denominator:
Effect of unvested restricted shares	(673,570)	(673,570)
Weighted-average number of ordinary shares outstanding - basic and diluted	0	0	0	23,483,915
Loss per share - basic and diluted | (per share)	¥ 0	$ 0	¥ 0	¥ (14.23)
Common Class A [Member]
Denominator:
Effect of unvested restricted shares			(4,077)
Weighted-average number of ordinary shares outstanding - basic and diluted	86,883,011	86,883,011	51,309,631	0
Loss per share - basic and diluted | (per share)	¥ (7.65)	$ (1.20)	¥ (6.88)	¥ 0
Common Class B [Member]
Denominator:
Weighted-average number of ordinary shares outstanding - basic and diluted	17,324,848	17,324,848	17,324,848	0
Loss per share - basic and diluted | (per share)	¥ (7.65)	$ (1.20)	¥ (6.88)	¥ 0
Common Stock
Numerator:
Net loss attributable to Burning Rock Biotech Limited's shareholders | ¥			¥ 0	¥ (169,156)
Accretion of convertible preferred shares | ¥				(165,011)
Net loss attributable to ordinary shareholders | ¥				¥ (334,167)
Denominator:
Weighted-average number of ordinary shares outstanding				23,483,915
Weighted-average number of ordinary shares outstanding - basic and diluted				23,483,915
Loss per share - basic and diluted | ¥ / shares				¥ (14.23)
Common Stock | Common Class A [Member]
Numerator:
Net loss attributable to Burning Rock Biotech Limited's shareholders	¥ (664,244)	$ (104,236)	(304,440)
Accretion of convertible preferred shares | ¥			(48,359)
Net loss attributable to ordinary shareholders	¥ (664,244)	$ (104,236)	¥ (352,799)
Denominator:
Weighted-average number of ordinary shares outstanding	87,556,581	87,556,581	51,313,708
Weighted-average number of ordinary shares outstanding - basic and diluted	86,883,011	86,883,011	51,309,631
Loss per share - basic and diluted | (per share)	¥ (7.65)	$ (1.20)	¥ (6.88)
Common Stock | Common Class B [Member]
Numerator:
Net loss attributable to Burning Rock Biotech Limited's shareholders	¥ (132,453)	$ (20,785)	¥ (102,795)
Accretion of convertible preferred shares | ¥			(16,329)
Net loss attributable to ordinary shareholders	¥ (132,453)	$ (20,785)	¥ (119,124)
Denominator:
Weighted-average number of ordinary shares outstanding	17,324,848	17,324,848	17,324,848
Weighted-average number of ordinary shares outstanding - basic and diluted	17,324,848	17,324,848	17,324,848
Loss per share - basic and diluted | (per share)	¥ (7.65)	$ (1.20)	¥ (6.88)